Prepaid and accrued expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Deferred Costs [Abstract]
Prepaid and accrued expenses

6. Prepaid and accrued expenses

As of December 31, 2021 and 2020, prepaid expenses mainly consist of advance or milestone payments made as part of our ongoing clinical trials.

As of December 31, 2021 and 2020, accrued expenses consisted of the following:

	As of December 31,
in USD ‘000	2021	2020
Accrued research and development expenses	10,123	7,662
Accrued compensation-related expenses	3,125	2,334
Accrued other expenses	535	252
Total accrued expenses	13,783	10,248